RIGHT-OF-USE ASSETS	12 Months Ended
Jun. 30, 2023
RIGHT-OF-USE ASSETS

12. RIGHT-OF-USE ASSETS

$
Balance, June 30, 2021	3,169,655
Additions during the year	2,227,188
Depreciation for the year	(782,847)
Impairment	(183,693)
Foreign exchange translation	21,082
Balance, June 30, 2022	4,451,385
Additions during the period	-
Depreciation for the period	(694,730)
Impairment	(1,416,691)
Foreign exchange translation	55,085
Balance, June 30, 2023	2,395,049

Leased properties are amortized over the terms of their respective leases.

Included in additions during the year ended June 30, 2022 is the addition of the lease on the Oregon Property in connection with a sale-leaseback transaction, as further described in Note 11.

During the year ended June 30, 2023, the Company closed its retail store locations in Western Canada and accordingly, existing long-term leases were terminated. The Company recorded impairment of $1,416,691 for the terminated right-of-use assets (June 30, 2022 – $183,693) along with a forgiveness of lease liability in the amount of $1,598,497 (June 30, 2022 – $213,328) (Note 17), and resulted a gain of $181,806 from impairment of right-of-use assets and extinguishment of lease liabilities. The Company wrote off the related lease deposits at amount of $129,680 as well and resulted a net gain of $52,126 (June 30, 2022 – $29,635) from termination of leases.